SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C
SEPTEMBER 28, 1998 PROSPECTUS

The following information found in "Expenses" on page P-4 is no longer applicable.

                            Class A    Class T    Class B    Class C

Annual account maintenance  $12.00     $12.00     $12.00     $12.00
fee (for accounts under
$2,500)

The following information replaces similar information for CONSUMER INDUSTRIES, CYCLICAL INDUSTRIES, NATURAL RESOURCES, TECHNOLOGY, and UTILITIES GROWTH found in "Expenses" on page P-5.

                      Operating Expenses            Class A  Class T  Class B  Class C

CONSUMER INDUSTRIES   Management fee                 0.59%    0.59%    0.59%    0.59%[A]

CONSUMER INDUSTRIES                                  0.25%    0.50%    1.00%    1.00%

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%

CYCLICAL INDUSTRIES   Management fee                 0.59%    0.59%    0.59%    0.59%[A]

CYCLICAL INDUSTRIES   12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%

NATURAL RESOURCES     Management fee                 0.59%    0.59%    0.59%    0.59%[A]

NATURAL RESOURCES     12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.50%    0.35%    0.39%    0.66%[A]
                      reimbursement Class C)

                      Total operating expenses       1.34%    1.44%    1.98%    2.25%

TECHNOLOGY            Management fee                 0.59%    0.59%    0.59%    0.59%[A]

TECHNOLOGY                                           0.25%    0.50%    1.00%    1.00%

                      Other expenses (after          0.55%    0.51%    0.62%    0.66%[A]
                      reimbursement Class C)

                      Total operating expenses       1.39%    1.60%    2.21%    2.25%

UTILITIES GROWTH      Management fee                 0.59%    0.59%    0.59%    0.59%[A]

UTILITIES GROWTH      12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

The following information replaces similar information found in "Expenses" on page P-6.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses presented in the preceding table would have been:

                     Class A  Class T  Class B  Class C

Consumer Industries   1.48%   1.73%    2.23%    *

Cyclical Industries    n/a      n/a      n/a    *

Financial Services    1.30%    1.50%    2.04%   *

Health Care           1.36%    1.52%    2.12%   *

Natural Resources     1.30%    1.40%    1.94%   *

Technology            1.35%    1.56%    2.18%   *

Utilities Growth      1.47%    1.71%    2.22%   *

* IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATED EXPENSES.

The following information replaces similar information found in "Expenses" on page P-6.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

                                   Full Redemption                                No Redemption

                                   Class A          Class T  Class B    Class C   Class B        Class C

CONSUMER INDUSTRIES   1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

CONSUMER INDUSTRIES   3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

CYCLICAL INDUSTRIES   1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

CYCLICAL INDUSTRIES   3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

FINANCIAL SERVICES    1 year        $ 70             $ 50     $ 71[A]    $ 31[A]   $ 21           $ 21

FINANCIAL SERVICES    3 years       $ 97             $ 81     $ 95[A]    $ 65      $ 65           $ 65

                      5 years       $ 126            $ 115    $ 131[A]   $ 112     $ 111          $ 112

                      10 years[B]   $ 207            $ 210    $ 211      $ 242     $ 211          $ 242

HEALTH CARE           1 year        $ 71             $ 50     $ 72[A]    $ 32[A]   $ 22           $ 22

                      3 years       $ 99             $ 82     $ 97[A]    $ 68      $ 67           $ 68

                      5 years       $ 129            $ 116    $ 134[A]   $117      $ 114          $ 117

                      10 years[B]   $ 214            $ 212    $ 218      $ 251     $ 218          $ 251

NATURAL RESOURCES     1 year        $ 70             $ 49     $ 70[A]    $ 33[A]   $ 20           $ 23

                      3 years       $ 98             $ 79     $ 92[A]    $ 70      $ 62           $ 70

                      5 years       $ 127            $ 111    $ 127[A]   $120      $ 107          $ 120

                      10 years[B]   $ 209            $ 201    $ 206      $ 258     $ 206          $ 258

TECHNOLOGY            1 year        $ 71             $ 51     $ 72[A]    $ 33[A]   $ 22           $ 23

TECHNOLOGY            3 years       $ 99             $ 84     $ 99[A]    $ 70      $ 69           $ 70

                      5 years       $ 129            $ 119    $ 138[A]   $ 120     $ 118          $ 120

                      10 years[B]   $ 215            $ 218    $ 224      $ 258     $ 224          $ 258

UTILITIES GROWTH      1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

UTILITIES GROWTH      3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.

[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

The following information replaces similar information found in "Expenses" on page P-7.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

                     Class A  Effective Date    Class T  Effective Date    Class B  Effective Date    Class C

Consumer Industries   1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Cyclical Industries   1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Financial Services    1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Health Care           1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Natural Resources     1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Technology            1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Utilities Growth      1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%



                     Effective Date

Consumer Industries  12/1/98

Cyclical Industries  12/1/98

Financial Services   12/1/98

Health Care          12/1/98

Natural Resources    12/1/98

Technology           12/1/98

Utilities Growth     12/1/98


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                      Other Expenses                                              Total Operating Expenses

                      Class A             Class T      Class B      Class C[A]    Class A                 Class T

Consumer Industries    1.62%               1.12%        1.87%        2.80%         2.46%                   2.21%

Cyclical Industries    4.56%               2.91%        5.85%        14.42%        5.40%                   4.00%

Natural Resources     *                   *            *             1.15%        *                        *

Technology            *                   *            *             0.84%        *                        *

Utilities Growth       1.34%               0.85%        1.04%        1.52%         2.18%                   1.94%


                      Total Operating Expenses

                      Class B      Class C[A]

Consumer Industries    3.46%        4.39%

Cyclical Industries    7.44%        16.01%

Natural Resources     *             2.74%

Technology            *             2.43%

Utilities Growth       2.63%        3.11%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

* TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1998.

       EFFECTIVE AUGUST 2, 1999,    the following information replaces
similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-25.

   Ramin Arani is an analyst and manager of Advisor Health Care, which he has managed since 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

The following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-25.

Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

The following information replaces similar information found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page P-31.

For purchases of Class C shares made for an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gains distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

The following information replaces similar information found in "How to Buy Shares" on page P-33.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                $2,500

For certain Fidelity Advisor retirement accounts* $500

Through regular investment plans**                $100

TO ADD TO AN ACCOUNT                              $100

MINIMUM BALANCE                                   $1,000

For certain Fidelity Advisor retirement accounts* None

* THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE P-36.

The following information replaces similar information found in "How to Buy Shares" on page P-33.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN, 403(B) PROGRAM OR PLAN
COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

The following information replaces similar information found in "Investor Services" on page P-37.

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM   INITIAL
$100

The following information replaces the second paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.

Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The following information replaces the fourth paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.

The Class A or Class T CDSC does not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 701/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

The following information replaces similar found under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page P-40.

Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The following information found in "Transaction Details" on page P-41 is no longer applicable.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

The following information replaces similar information found in "Exchange Restrictions" on page P-41.

As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page P-42.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan(except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program; or

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code); or

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

You must notify FDC in advance if you qualify for a front-end sales charge waiver.

If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (2), (3), (4), (5), (6), and (7) on the previous page and above), Class T shares without a sales charge (as described in (1),
(2), (3) and (4) at left), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption of shares from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover
IRAs) at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 701/2;

4. In connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program; or

5. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class B or Class C CDSC.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 28, 1998 PROSPECTUS

The following information replaces similar information found in "Who May Want to Invest" on page P-3.

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or a plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The following information found in "Expenses" on page P-3 is no longer applicable.

                            Institutional Class

Annual account maintenance  $12.00
fee (for accounts under
$2,500)

The following information replaces similar information for CONSUMER INDUSTRIES, CYCLICAL INDUSTRIES, and UTILITIES GROWTH found in
"Expenses" on page P-4.

                     Operating Expenses        Examples

CONSUMER INDUSTRIES  Management fee             0.59%  1 year     $13

                     12b-1 fee                 None    3 years    $40

                     Other expenses  (after     0.66%  5 years    $69
                     reimbursement)

                     Total operating expenses   1.25%  10 years   $151

CYCLICAL INDUSTRIES  Management fee             0.59%  1 year     $13

                     12b-1 fee                 None    3 years    $40

                     Other expenses (after      0.66%  5 years    $69
                     reimbursement)

                     Total operating expenses   1.25%  10 years   $151

UTILITIES GROWTH     Management fee             0.59%  1 year     $13

                     12b-1 fee                 None    3 years    $40

                     Other expenses  (after     0.66%  5 years    $69
                     reimbursement)

                     Total operating expenses   1.25%  10 years   $151

The following information replaces similar information found in "Expenses" on page P-5.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding table would have been:

                     Institutional Class

Consumer Industries   1.23%

Cyclical Industries   n/a

Financial Services    1.13%

Health Care           1.04%

Natural Resources     0.91%

Technology            1.07%

Utilities Growth      1.22%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

                             Effective Date

Consumer Industries   1.25%  12/1/98

Cyclical Industries   1.25%  12/1/98

Financial Services    1.25%  12/1/98

Health Care           1.25%  12/1/98

Natural Resources     1.25%  12/1/98

Technology            1.25%  12/1/98

Utilities Growth      1.25%  12/1/98

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                     Other Expenses  Total Expenses

Consumer Industries  1.19%           1.78%

Cyclical Industries  2.94%           3.53%

Utilities Growth     0.87%           1.46%

   EFFECTIVE AUGUST 2, 1999, the following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-14.

   Ramin Arani is an analyst and manager of Advisor Health Care, which he has managed since 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

The following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-14.

Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

The following information replaces similar information found in "How to Buy Shares" on page P-21.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                $2,500

For certain Fidelity Advisor retirement accounts* $500

Through regular investment plans**                $100

TO ADD TO AN ACCOUNT                              $100

MINIMUM BALANCE                                   $1,000

For certain Fidelity Advisor retirement accounts* None

* THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE P-24.

The following information replaces similar information found in "Investor Services" on page P-25.

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM   INITIAL
$100

The following information found in "Transaction Details" on page P-28 is no longer applicable.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.